Warrant liability, Change in Warrants Liability (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares
Number of warrants [Roll Forward]
Beginning balance (in shares) | shares	0	0
Issued (in shares) | shares	19,250,000	19,250,000
Exercised (in shares) | shares	(4,089,999)	(4,089,999)
Ending balance (in shares) | shares	15,160,001	15,160,001	0
Weighted average exercise price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares		$ 0
Issued (in dollars per share) | $ / shares		3.56
Exercised (in dollars per share) | $ / shares		10.20
Ending balance (in dollars per share) | $ / shares		$ 7.46
Non-cash loss on the revaluation of warrant liability	$ (114,161,368)	$ 114,161,368	$ 0
loss related to the fair value measurement of warrant liability | $		$ 70,827,014